Fair Value Measurement - Reconciliation of The Fair Value Measurements of Assets And Liabilities Using Significant Unobservable Inputs (level 3) (Detail) - Level investments - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 65,232	$ 159,926
Initial recognition		35,705
Transfer from Level 2	133,030
Transfer to Level 2	(15,705)	(122,109)
Disposals		(16,370)
Unrealized gain (loss)	2,015	24,507
Impairment	(15,632)	(26,289)
Foreign exchange difference	(5,966)	9,862
Ending balance	$ 162,974	$ 65,232
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, after Tax	Other Comprehensive Income (Loss), Securities, Available-for-sale, Adjustment, after Tax